Related Party Transactions (Detail) - Subsidiaries [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Debt Instrument, Fee Amount	$ 1,000
Short-term note owed to parent	$ 28,933	$ 29,598
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Applicable interest rate on credit facility at period end	0.391%	0.325%